Condensed Consolidated Balance Sheets (USD $) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 11,271	$ 7,584
Short-term investments	540	1,793
Accounts receivable
Related parties	325	435
Unrelated parties	7,182	7,776
Loans and advances to related parties	194	96
Inventories	4,810	4,298
Deferred income tax	300	386
Unrealized gains on derivative instruments	103	52
Advances to suppliers	386	188
Recoverable taxes	1,700	1,603
Assets held for sale	210	6,987
Others	857	593
Total current assets	27,878	31,791
Non-current assets
Property, plant and equipment, net	86,498	83,096
Intangible assets	1,297	1,274
Investments in affiliated companies, joint ventures and others investments	8,326	4,497
Other assets:
Goodwill on acquisition of subsidiaries	3,371	3,317
Loans and advances
Related parties	36	29
Unrelated parties	307	165
Prepaid pension cost	2,102	1,962
Prepaid expenses	333	222
Judicial deposits	1,814	1,731
Recoverable taxes	445	361
Deferred income tax	428	0
Unrealized gains on derivative instruments	468	301
Tax Incentive / reinvestment	332	144
Account receivable of sale of aluminum	400	0
Others	160	249
Total other assets	10,196	8,481
TOTAL	134,195	129,139
Current liabilities
Suppliers	4,137	3,558
Payroll and related charges	779	1,134
Minimum annual remuneration attributed to stockholders	3,964	4,842
Current portion of long - term debt	1,558	2,823
Short-term debt	149	139
Loans from related parties	10	9
Provision for income taxes	685	751
Taxes payable and royalties	267	257
Employees postretirement benefits	216	168
Unrealized losses on derivative instruments	6	35
Provisions for asset retirement obligations	71	75
Liabilities associated with assets held for sale	75	3,152
Others	740	969
Total current liabilities	12,657	17,912
Non-current liabilities
Employees postretirement benefits	2,466	2,442
Long-term debt	22,027	21,591
Provisions for contingencies (Note 16 (b))	2,102	2,043
Unrealized losses on derivative instruments	61	61
Deferred income tax	9,203	8,085
Provisions for asset retirement obligations	1,297	1,293
Debentures	1,387	1,284
Others	2,433	1,987
Total non-current liabilities	40,976	38,786
Redeemable noncontrolling interest	648	712
Commitments and contingencies (Note 16)
Stockholders' equity
Preferred class A stock - 7,200,000,000 no-par-value shares authorized and 2,108,579,618 (2010 - 2,108,579,618) issued	10,370	10,370
Common stock - 3,600,000,000 no-par-value shares authorized and 3,256,724,482 (2010 - 3,256,724,482) issued	16,016	16,016
Treasury stock - 99,649,562 (2010 - 99649571) preferred and 47,375,394 (2010 - 47,375,394) common shares	(2,660)	(2,660)
Additional paid-in capital	2,188	2,188
Mandatorily convertible notes common shares	290	290
Mandatorily convertible notes - preferred shares	644	644
Other cumulative comprehensive loss	978	(333)
Undistributed retained earnings	43,189	42,218
Unappropriated retained earnings	5,995	166
Total Company stockholders' equity	77,010	68,899
Noncontrolling interests	2,904	2,830
Total stockholders' equity	79,914	71,729
TOTAL	$ 134,195	$ 129,139